SCHEDULE OF GOODWILL (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Net carrying amount as at the beginning of the year	$ 2,777	¥ 19,713	$ 2,777	¥ 19,713	¥ 19,713
Less: impairment provided during the year
Net carrying amount as at the end of the year	2,701	19,713	2,777	19,713	19,713
Less: net carrying amount of the discontinued operation	(2,701)	(19,713)	(2,777)	(19,713)	(19,713)
Net carrying amount of the continuing operations
Exchange difference of beginning balance	$ (76)